LEASES (Details 1) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Opening Balance		$ 9,542,335	$ 8,955,666
Changes
Additions		845,363	1,138,154
Business combination		689
Withdrawals		(15,467)	(9,584)
Depreciation		(635,264)	(453,111)
Increase (decrease) through net exchange differences		70,717	59,738
Reclassification from lease to Property, plant and equipment		455	10,345
Increase (decrease) through others		0	0
Reclassification of assets held for sale		(68,964)	(22)
Total changes		64,781	586,669
Closing balance		9,607,116	9,542,335
Land [Member]
Statement [Line Items]
Opening Balance		893,237	888,465
Changes
Additions		20,611	2,003
Business combination		0
Withdrawals		(266)	(391)
Depreciation		0	0
Increase (decrease) through net exchange differences		9,635	11,769
Reclassification from lease to Property, plant and equipment		0	0
Increase (decrease) through others		0	791
Reclassification of assets held for sale		(38,647)	347
Total changes		(11,015)	4,772
Closing balance		882,222	893,237
Buildings [member]
Statement [Line Items]
Opening Balance		2,085,868	2,165,318
Changes
Additions		41,435	13,230
Business combination		19
Withdrawals		(1,533)	(569)
Depreciation		(218,546)	(132,521)
Increase (decrease) through net exchange differences		14,069	10,308
Reclassification from lease to Property, plant and equipment		0	0
Increase (decrease) through others		1,881,380	57,216
Reclassification of assets held for sale		(5,384)	68
Total changes		1,688,888	(79,450)
Closing balance		3,774,756	2,085,868
Plant and equipment [member]
Statement [Line Items]
Opening Balance		2,760,925	2,915,611
Changes
Additions		63,303	26,102
Business combination		428
Withdrawals		(11,957)	(5,319)
Depreciation		(394,057)	(305,572)
Increase (decrease) through net exchange differences		41,432	36,234
Reclassification from lease to Property, plant and equipment		455	4,438
Increase (decrease) through others		1,717,243	210,682
Reclassification of assets held for sale		(17,628)	(437)
Total changes		1,314,032	(154,686)
Closing balance		4,074,957	2,760,925
IT Equipment [member]
Statement [Line Items]
Opening Balance		22,642	23,516
Changes
Additions		1,135	815
Business combination		0
Withdrawals		(14)	(286)
Depreciation		(8,954)	(6,326)
Increase (decrease) through net exchange differences		177	143
Reclassification from lease to Property, plant and equipment		0	0
Increase (decrease) through others		29,160	4,997
Reclassification of assets held for sale		(326)	0
Total changes		20,017	(874)
Closing balance		42,659	22,642
Fixtures and fittings [member]
Statement [Line Items]
Opening Balance		11,017	13,563
Changes
Additions		329	808
Business combination		13
Withdrawals		(14)	(15)
Depreciation		(3,425)	(3,071)
Increase (decrease) through net exchange differences		46	82
Reclassification from lease to Property, plant and equipment		0	0
Increase (decrease) through others		4,915	444
Reclassification of assets held for sale		(67)	0
Total changes		1,778	(2,546)
Closing balance		12,795	11,017
Motor vehicles [member]
Statement [Line Items]
Opening Balance		45,927	13,678
Changes
Additions		5,379	462
Business combination		2
Withdrawals		(24)	(80)
Depreciation		(8,852)	(4,477)
Increase (decrease) through net exchange differences		1,441	503
Reclassification from lease to Property, plant and equipment		0	5,907
Increase (decrease) through others		32,432	29,996
Reclassification of assets held for sale		(4,388)	0
Total changes		4,751	32,249
Closing balance		50,678	45,927
Other property, plant and equipment [member]
Statement [Line Items]
Opening Balance		130,030	112,641
Changes
Additions		26,784	18,115
Business combination		227
Withdrawals		0	(351)
Depreciation		(1,430)	(1,144)
Increase (decrease) through net exchange differences		1,200	646
Reclassification from lease to Property, plant and equipment		0	0
Increase (decrease) through others		814	140
Reclassification of assets held for sale		0	0
Total changes		27,595	17,389
Closing balance		157,625	130,030
Right-of-use assets [member]
Statement [Line Items]
Opening Balance		306,487	180,106
Changes
Additions		376,259	202,938
Business combination		231
Withdrawals		(16,484)	(1,323)
Depreciation	[1]	(61,873)	(65,408)
Increase (decrease) through net exchange differences		12,916	320
Reclassification from lease to Property, plant and equipment		(455)	(10,346)
Increase (decrease) through others		588	200
Reclassification of assets held for sale		(17,308)
Total changes		293,874	126,381
Closing balance		600,361	306,487
Right-of-use assets [member] | Land [Member]
Statement [Line Items]
Opening Balance		195,290	72,384
Changes
Additions		307,524	135,407
Business combination		0
Withdrawals		(14,191)	0
Depreciation	[1]	(23,759)	(12,660)
Increase (decrease) through net exchange differences		12,816	159
Reclassification from lease to Property, plant and equipment		0	0
Increase (decrease) through others		14	0
Reclassification of assets held for sale		(17,308)
Total changes		265,096	122,906
Closing balance		460,386	195,290
Right-of-use assets [member] | Buildings [member]
Statement [Line Items]
Opening Balance		16,731	20,682
Changes
Additions		5,196	2,531
Business combination		231
Withdrawals		(23)	(1,101)
Depreciation	[1]	(5,666)	(5,400)
Increase (decrease) through net exchange differences		(29)	22
Reclassification from lease to Property, plant and equipment		0	0
Increase (decrease) through others		(28)	(3)
Reclassification of assets held for sale		0
Total changes		(319)	(3,951)
Closing balance		16,412	16,731
Right-of-use assets [member] | Plant and equipment [member]
Statement [Line Items]
Opening Balance		66,709	17,198
Changes
Additions		31	56,720
Business combination		0
Withdrawals		(242)	(15)
Depreciation	[1]	(5,526)	(7,174)
Increase (decrease) through net exchange differences		21	8
Reclassification from lease to Property, plant and equipment		0	0
Increase (decrease) through others		0	(28)
Reclassification of assets held for sale		0
Total changes		(5,716)	49,511
Closing balance		60,993	66,709
Right-of-use assets [member] | IT Equipment [member]
Statement [Line Items]
Opening Balance		157	224
Changes
Additions		186	148
Business combination		0
Withdrawals		(21)	0
Depreciation	[1]	(147)	(229)
Increase (decrease) through net exchange differences		9	14
Reclassification from lease to Property, plant and equipment		0	0
Increase (decrease) through others		2	0
Reclassification of assets held for sale		0
Total changes		29	(67)
Closing balance		186	157
Right-of-use assets [member] | Fixtures and fittings [member]
Statement [Line Items]
Opening Balance		0	218
Changes
Additions			0
Withdrawals			(203)
Depreciation	[1]		(15)
Increase (decrease) through net exchange differences			0
Reclassification from lease to Property, plant and equipment			0
Increase (decrease) through others			0
Total changes			(218)
Closing balance			0
Right-of-use assets [member] | Motor vehicles [member]
Statement [Line Items]
Opening Balance		24,437	55,093
Changes
Additions		53,171	7,827
Business combination		0
Withdrawals		(1,381)	(4)
Depreciation	[1]	(25,978)	(38,596)
Increase (decrease) through net exchange differences		99	117
Reclassification from lease to Property, plant and equipment		0	0
Increase (decrease) through others		521	0
Reclassification of assets held for sale		0
Total changes		26,432	(30,656)
Closing balance		50,869	24,437
Right-of-use assets [member] | Other property, plant and equipment [member]
Statement [Line Items]
Opening Balance		3,163	14,307
Changes
Additions		10,151	305
Business combination		0
Withdrawals		(626)	0
Depreciation	[1]	(797)	(1,334)
Increase (decrease) through net exchange differences		0	0
Reclassification from lease to Property, plant and equipment		(455)	(10,346)
Increase (decrease) through others		79	231
Reclassification of assets held for sale		0
Total changes		8,352	(11,144)
Closing balance		$ 11,515	$ 3,163

[1]	The amount of depreciation related to land leased for plantations is reclassified to biological assets to form part of the formation costs.